Related Parties (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Loans	$ 850,000
Interest rate	8.00%
Remaining loans amount	$ 550,000
Recognized interest income	16,000
Queleduo [Member]
Related Party Transaction [Line Items]
Loans	850,000
Loans payable	300,000
Recognized interest income	16,000
Balance due to related party	866,000
Loan principal amount	850,000
Interest Receivable	$ 16,000